Description of Business and Basis for Preparation - (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Schedule of financial instruments
There was no impact to the carrying amounts of financial assets and liabilities with the adoption of IFRS 9.

January 1, 2018 (in € thousands)	Classification pursuant to IAS 39	Original carrying amount pursuant to IAS 39	Classification pursuant to IFRS 9	New carrying amount pursuant to IFRS 9
Deposits	LaR	20	AC	20
Other receivables	LaR	3	AC	3
Other non-current financial assets		23		23
Trade receivables	LaR	6,814	AC	6,814
Deposits	LaR	2,099	AC	2,099
Other receivables	LaR	1,057	AC	1,057
Other current financial assets		3,156		3,156
Cash and cash equivalents	LaR	8,214	AC	8,214
Total financial assets		18,207		18,207
Borrowings	OFL	5,850	AC	5,850
Trade payables	OFL	11,489	AC	11,489
Other liabilities	OFL	6,515	AC	6,515
Other current financial liabilities		6,515		6,515
Total financial liabilities		23,854		23,854

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2018 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	21	21	—	—	—	—	—
Other receivables	AC	3	3	—	—	—	—	—
Other non-current financial assets		24	24	—	—	—	—	—
Trade receivables	AC	3,042	3,042	—	—	—	—	—
Deposits	AC	299	299	—	—	—	—	—
Other receivables	AC	615	615	—	—	—	—	—
Other current financial assets		914	914	—	—	—	—	—
Cash and cash equivalents	AC	11,095	11,095	—	—	—	—	—
Total financial assets		15,075	15,075	—	—	—	—	—
Borrowings	AC	12,125	12,125	12,259	—	12,259	—	12,259
Other non-current financial liabilities	AC	54	54	—	—	—	—	—
Trade payables	AC	10,166	10,166	—	—	—	—	—
Refund liabilities	AC	135	135	—	—	—	—	—
Other liabilities	AC	743	743	—	—	—	—	—
Other current financial liabilities		878	878	—	—	—	—	—
Total financial liabilities		23,223	23,223	12,259	—	12,259	—	12,259

The fair value of borrowings was determined using observable inputs (Level 2). The valuation considers the present value of expected future repayments, discounted using a market interest rate equal to the interest margin on the borrowings plus a three month euro LIBOR interest rate.

The following table shows the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories pursuant to IAS 39.

	Classification pursuant to IAS 39	Carrying amount	Measurement Categories		Fair Value
December 31, 2017 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	LaR	20	20	—	—	—	—	—
Other receivables	LaR	3	3	—	—	—	—	—
Other non-current financial assets		23	23	—	—	—	—	—
Trade receivables	LaR	6,814	6,814	—	—	—	—	—
Deposits	LaR	2,099	2,099	—	—	—	—	—
Other receivables	LaR	1,057	1,057	—	—	—	—	—
Other current financial assets		3,156	3,156	—	—	—	—	—
Cash and cash equivalents	LaR	8,214	8,214	—	—	—	—	—
Total financial assets		18,207	18,207	—	—	—	—	—
Borrowings	OFL	5,850	5,850	6,284	—	6,284	—	6,284
Trade payables	OFL	11,489	11,489	—	—	—	—	—
Other liabilities	OFL	6,515	6,515	—	—	—	—	—
Other current financial liabilities		6,515	6,515	—	—	—	—	—
Total financial liabilities		23,854	23,854	6,284	—	6,284	—	6,284